CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital [Member]	Reserves [Member]	Deficit [Member]	Total
Balance opening at Dec. 31, 2021	$ 133,906	$ 12,051	$ (45,406)	$ 100,551
Balance opening (shares) at Dec. 31, 2021	44,035,569
Shares issued in ATM, net of issue costs	$ 4,076			$ 4,076
Shares issued in ATM, net of issue costs (in shares)	752,296			752,296
Acquisition of royalties and other interests	$ 21,632			$ 21,632
Acquisition of royalties and other interests(shares)	4,168,056			4,168,056
Exercise of stock options	$ 857	(507)		$ 350
Exercise of stock options (shares)	380,456
Shares issued on vesting of restricted share units	$ 1,225	(1,225)
Shares issued on vesting of restricted share unit (shares)	131,500
Share-based payments - stock options		1,524		1,524
Share-based payments - restricted share units		1,356		1,356
Loss for the period			(10,928)	(10,928)
Balance ending at Dec. 31, 2022	$ 161,696	13,199	(56,334)	$ 118,561
Balance ending (shares) at Dec. 31, 2022	49,467,877			49,467,877
Shares issued in ATM, net of issue costs	$ 4,142			$ 4,142
Shares issued in ATM, net of issue costs (in shares)	944,396			944,396
Acquisition of Nova Royalty Corp.	$ 112,053	1,152		$ 113,205
Acquisition of Nova Royalty Corp. (shares)	34,943,542
Acquisition of royalties and other interests	$ 6,225			$ 6,225
Acquisition of royalties and other interests(shares)	1,406,182			1,406,182
Beedie subscription	$ 11,113			$ 11,113
Beedie subscription (shares)	2,835,539
Conversion of loan payable	$ 3,330	(433)		2,897
Conversion of loan payable (shares)	545,702
Extinguishment of loan payable	$ 1,210	(131)		1,079
Exercise of stock options	$ 1,340	(898)		442
Exercise of stock options (shares)	463,289
Shares issued on vesting of restricted share units	$ 2,214	(2,214)
Shares issued on vesting of restricted share unit (shares)	270,704
Share-based payments - stock options		734		734
Share-based payments - restricted share units		1,521		1,521
Dividends paid			(1,195)	(1,195)
Loss for the period			(5,837)	(5,837)
Balance ending at Dec. 31, 2023	$ 303,323	$ 12,930	$ (63,366)	$ 252,887
Balance ending (shares) at Dec. 31, 2023	90,877,231			90,877,231